Deconsolidation of Ding Xin (Details) - 1 months ended Sep. 30, 2020	USD ($)	CNY (¥)
Deconsolidation of Ding Xin (Details) [Line Items]
Equity interest percentage	100.00%	100.00%
Zhi Yuan [Member]
Deconsolidation of Ding Xin (Details) [Line Items]
Ownership percentage	99.00%	99.00%
Ding Xin [Member]
Deconsolidation of Ding Xin (Details) [Line Items]
Consideration for equity interest	$ 15,326	¥ 100,000